Borrowings (Collateral Pledged for Repurchase Agreements) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Assets Sold under Agreements to Repurchase [Line Items]
Available-for-sale Securities Pledged as Collateral	$ 213,065	$ 230,263
Short-term Borrowings	42,530	32,811
Mortgage-backed Securities-Government Sponsored Entities [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Available-for-sale Securities Pledged as Collateral	26,626
U.S. Government Agencies [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Available-for-sale Securities Pledged as Collateral		35,147
Maturity Overnight [Member] | Mortgage-backed Securities-Government Sponsored Entities [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Available-for-sale Securities Pledged as Collateral	26,626
Maturity Overnight [Member] | U.S. Government Agencies [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Available-for-sale Securities Pledged as Collateral		34,917
Maturity Up To 30 Days [Member] | Mortgage-backed Securities-Government Sponsored Entities [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Available-for-sale Securities Pledged as Collateral	0
Maturity Up To 30 Days [Member] | U.S. Government Agencies [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Available-for-sale Securities Pledged as Collateral		0
Maturity 30 to 90 Days [Member] | Mortgage-backed Securities-Government Sponsored Entities [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Available-for-sale Securities Pledged as Collateral	0
Maturity 30 to 90 Days [Member] | U.S. Government Agencies [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Available-for-sale Securities Pledged as Collateral		0
Maturity Greater than 90 Days [Member] | Mortgage-backed Securities-Government Sponsored Entities [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Available-for-sale Securities Pledged as Collateral	0
Maturity Greater than 90 Days [Member] | U.S. Government Agencies [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Available-for-sale Securities Pledged as Collateral		230
Securities Sold under Agreements to Repurchase [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Available-for-sale Securities Pledged as Collateral	26,626	35,147
Short-term Borrowings	$ 24,286	$ 32,811